FAIR VALUE MEASUREMENT (Details)	Dec. 31, 2012 Hanting USD ($)	Dec. 31, 2012 Hanting CNY	Dec. 31, 2012 Measured on recurring basis USD ($)	Dec. 31, 2012 Measured on recurring basis CNY	Dec. 31, 2011 Measured on recurring basis USD ($)	Dec. 31, 2011 Measured on recurring basis CNY	Dec. 31, 2012 Measured on recurring basis Hanting USD ($)	Dec. 31, 2012 Measured on recurring basis Hanting CNY	Dec. 31, 2011 Measured on recurring basis Hanting USD ($)	Dec. 31, 2011 Measured on recurring basis Hanting CNY	Dec. 31, 2012 Measured on recurring basis Dining Secretary USD ($)	Dec. 31, 2012 Measured on recurring basis Dining Secretary CNY	Dec. 31, 2011 Measured on recurring basis Dining Secretary USD ($)	Dec. 31, 2011 Measured on recurring basis Dining Secretary CNY	Dec. 31, 2012 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) CNY	Dec. 31, 2011 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) CNY	Dec. 31, 2012 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) Hanting CNY	Dec. 31, 2011 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) Hanting CNY	Dec. 31, 2012 Measured on recurring basis Unobservable inputs (Level 3) CNY	Dec. 31, 2011 Measured on recurring basis Unobservable inputs (Level 3) CNY	Dec. 31, 2012 Measured on recurring basis Unobservable inputs (Level 3) Dining Secretary CNY	Dec. 31, 2011 Measured on recurring basis Unobservable inputs (Level 3) Dining Secretary CNY
Fair value measurement
Available-for-sale investments	$ 94,000,000	586,000,000	$ 103,654,006	645,774,823	$ 88,668,894	558,073,152	$ 93,985,763	585,540,705	$ 78,275,533	492,658,379	$ 9,668,243	60,234,118	$ 10,393,361	65,414,773	585,540,705	492,658,379	585,540,705	492,658,379	60,234,118	65,414,773	60,234,118	65,414,773